Revenue (Tables)	9 Months Ended
Sep. 30, 2020
Revenue
Schedule of revenue

	Nine Months Ended September 30,
	2019	2020
Vehicle sales	4,683,192	9,008,474
Sales of Packages	75,769	162,975
Sales of charging pile	77,293	133,135
Others	140,321	312,258
Total	4,976,575	9,616,842